Segment and geographic information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information

 The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC 280 also requires disclosures about the Company’s products and services, geographical areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into four geographical divisions, which are as follows: Brazil; the Caribbean division, consisting of Aruba, Curacao, Colombia, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela; the North Latin America division (“NOLAD”), consisting of Costa Rica, Mexico and Panama; and the South Latin America division (“SLAD”), consisting of Argentina, Chile, Ecuador, Peru and Uruguay. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2019	2018	2017
Revenues:
Brazil	$1,385,566	$1,345,453	$1,496,573
Caribbean division	399,251	483,743	474,822
NOLAD	431,266	406,848	386,874
SLAD	742,994	845,527	961,256
Total revenues	$2,959,077	$3,081,571	$3,319,525

Adjusted EBITDA:
Brazil	$227,844	$218,391	$218,172
Caribbean division	24,955	(8,281)	40,844
NOLAD	39,027	32,313	33,717
SLAD	63,120	73,670	87,083
Total reportable segments	354,946	316,093	379,816
Corporate and others (i)	(63,171)	(58,096)	(74,879)
Total adjusted EBITDA	$291,775	$257,997	$304,937

	For the fiscal years ended December 31,
	2019	2018	2017
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$291,775	$257,997	$304,937

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(123,218)	(105,800)	(99,382)
Gains from sale or insurance recovery of property and equipment	5,175	4,973	95,081
Write-offs of property and equipment	(4,733)	(4,167)	(8,528)
Impairment of long-lived assets	(8,790)	(18,950)	(17,564)
Impairment of goodwill	(273)	(167)	(200)
Reorganization and optimization plan expenses	—	(11,003)	—
2008 Long-Term Incentive Plan incremental compensation from modification	—	575	(1,409)
Operating income	159,936	123,458	272,935
(Less) Plus:
Net interest expense	(52,079)	(52,868)	(68,357)
Gain (loss) from derivative instruments	439	(565)	(7,065)
Foreign currency exchange results	12,754	14,874	(14,265)
Other non-operating (expenses) income, net	(2,097)	270	(435)
Income tax expense	(38,837)	(48,136)	(53,314)
Net income attributable to non-controlling interests	(220)	(186)	(333)
Net income attributable to Arcos Dorados Holdings Inc.	$79,896	$36,847	$129,166

	For the fiscal years ended December 31,
	2019	2018	2017
Depreciation and amortization:
Brazil	$63,467	$52,632	$52,442
Caribbean division	18,481	22,835	25,210
NOLAD	21,422	20,829	20,635
SLAD	20,713	19,293	15,292
Total reportable segments	124,083	115,589	113,579
Corporate and others (i)	4,894	5,696	5,978
Purchase price allocation (ii)	(5,759)	(15,485)	(20,175)
Total depreciation and amortization	$123,218	$105,800	$99,382

Property and equipment expenditures:
Brazil	$146,322	$100,926	$91,769
Caribbean division	15,934	18,640	16,759
NOLAD	32,662	24,145	17,565
SLAD	70,280	53,300	48,621
Others	37	30	52
Total property and equipment expenditures	$265,235	$197,041	$174,766

	As of December 31,
	2019	2018
Total assets:
Brazil	$1,328,984	$751,550
Caribbean division	429,170	303,467
NOLAD	458,235	247,697
SLAD	389,976	291,300
Total reportable segments	2,606,365	1,594,014
Corporate and others (i)	67,195	105,835
Purchase price allocation (ii)	(115,875)	(121,810)
Total assets	$2,557,685	$1,578,039

(i)
Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2019 and 2018, corporate assets primarily includes corporate cash and cash equivalents, lease right of use and derivatives.

(ii)	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. All of the Company’s revenues are derived from foreign operations.

Long-lived assets consisting of property and equipment totaled $960,986 and $856,192 at December 31, 2019 and 2018, respectively. All of the Company’s long-lived assets are related to foreign operations.